Loans and The Allowance for Loan Losses	12 Months Ended
Dec. 31, 2019
Loans and The Allowance for Loan Losses
Loans and The Allowance for Loan Losses

Note 3 – Loans and The Allowance for Loan Losses

Net loans at December 31, 2019 and 2018 consist of the following:

	2019	2018
	(In Thousands)
Real estate loans:
Secured by one- to four-family residences	$212,903	$221,602
Secured by multi-family residences	10,876	10,241
Construction	4,679	4,898
Commercial real estate	23,081	22,492
Home equity lines of credit	17,459	16,766
Commercial & industrial	7,133	7,290
Other loans	44	50
Total Loans	276,175	283,339

Net deferred loan origination fees	(26)	(37)
Allowance for loan losses	(1,641)	(1,561)
Net Loans	$274,508	$281,741

To develop and document a systematic methodology for determining the allowance for loan losses, the Company has divided the loan portfolio into two portfolio segments, each with different risk characteristics but with similar methodologies for assessing risk. Each portfolio segment is broken down into loan classes where appropriate. Loan classes contain unique measurement attributes, risk characteristics, and methods for monitoring and assessing risk that are necessary to develop the allowance for loan losses. Unique characteristics such as borrower type, loan type, collateral type, and risk characteristics define each class.

The following table illustrates the portfolio segments and classes for the Company’s loan portfolio:

Portfolio Segment	Class
Real Estate Loans	Secured by one- to four-family residences
Secured by multi-family residences
Construction
Commercial real estate
Home equity lines of credit

Other Loans	Commercial & industrial
Other loans

The Company’s primary lending activity is the origination of one- to four-family residential real estate mortgage loans. At December 31, 2019, $212.9 million, or 77.1%, of the total loan portfolio consisted of one- to four-family residential real estate mortgage loans compared to $221.6 million, or 78.2%, of the total loan portfolio at December 31, 2018.

The Company offers home equity lines of credit, which are primarily secured by a second mortgage on one- to four-family residences. At December 31, 2019, home equity lines of credit totaled $17.5 million, or 6.3%, of total loans receivable compared to $16.8 million, or 5.9%, of total loans receivable at December 31, 2018.

The underwriting standards for home equity lines of credit include a determination of the applicant’s credit history, an assessment of the applicant’s ability to meet existing obligations and payments on the proposed loan and the value of the collateral securing the loan. The combined loan-to-value ratio (first and second mortgage liens) for home equity lines of credit is generally limited to 90%. The Company originates home equity lines of credit without application fees or borrower-paid closing costs. Home equity lines of credit are offered with adjustable-rates of interest indexed to the prime rate, as reported in The Wall Street Journal.

Multi-family residential loans generally are secured by rental properties. Multi-family real estate loans are offered with fixed and adjustable interest rates. Loans secured by multi-family real estate totaled $10.9 million, or 3.9%, of the total loan portfolio at December 31, 2019 compared to $10.2 million, or 3.6%, of the total loan portfolio at December 31, 2018. Multi-family real estate loans are originated for terms of up to 20 years. Adjustable-rate multi-family real estate loans are tied to the average yield on U.S. Treasury securities, subject to periodic and lifetime limitations on interest rate changes.

Loans secured by multi-family real estate generally involve a greater degree of credit risk than one- to four-family residential mortgage loans and carry larger loan balances. This increased credit risk is a result of several factors, including the concentration of principal in a limited number of loans and borrowers, the effects of general economic conditions on income producing properties, and the increased difficulty of evaluating and monitoring these types of loans. Furthermore, the repayment of loans secured by multi-family real estate typically depends upon the successful operation of the real estate property securing the loans. If the cash flow from the project is reduced, the borrower’s ability to repay the loan may be impaired.

The Company originates construction loans for the purchase of developed lots and for the construction of single-family residences. At December 31, 2019, construction loans totaled $4.7 million, or 1.7%, of total loans receivable compared to $4.9 million, or 1.7%, at December 31, 2018. At December 31, 2019, the additional unadvanced portion of these construction loans totaled $4.6 million compared to $4.4 million at December 31, 2018. Construction loans are offered to individuals for the construction of their personal residences by a qualified builder (construction/permanent loans).

Before making a commitment to fund a construction loan, the Company requires an appraisal of the property by an independent licensed appraiser. The Company generally also reviews and inspects each property before disbursement of funds during the term of the construction loan.

Construction financing generally involves greater credit risk than long-term financing on improved, owner-occupied real estate. Risk of loss on a construction loan depends largely upon the accuracy of the initial estimate of the value of the property at completion of construction compared to the estimated cost (including interest) of construction and other assumptions. If the estimate of construction cost proves to be inaccurate, the Company may be required to advance additional funds beyond the amount originally committed in order to protect the value of the property. Moreover, if the estimated value of the completed project proves to be inaccurate, the borrower may hold a property with a value that is insufficient to assure full repayment of the loan.

Commercial real estate loans are secured by office buildings, mixed-use properties, places of worship and other commercial properties. Loans secured by commercial real estate totaled $23.1 million, or 8.3%, of the Company’s total loan portfolio at December 31, 2019 compared to $22.5 million, or 7.9%, of our total loan portfolio at December 31, 2018.

The Company generally originates adjustable-rate commercial real estate loans with maximum terms of up to 15 years. The maximum loan-to-value ratio of commercial real estate loans is 80%.

Loans secured by commercial real estate generally are larger than one- to four-family residential loans and involve greater credit risk. Commercial real estate loans often involve large loan balances to single borrowers or groups of related borrowers. Repayment of these loans depends to a large degree on the results of operations and management of the properties securing the loans or the businesses conducted on such property, and may be affected to a greater extent by adverse conditions in the real estate market or the economy in general. Accordingly, the nature of these loans makes them more difficult for management to monitor and evaluate.

The commercial and industrial product set includes loans to individuals or businesses on an installment basis secured by vehicles, equipment or other durable goods for which the loans were made, loans for and secured by machinery and/or equipment for which a legitimate resale market exists, lines of credit to businesses and individuals, and unsecured loans to businesses and individuals on a short-term basis. At December 31, 2019, these loans totaled $7.1 million, or 2.6%, of the total loan portfolio compared to $7.3 million, or 2.6%, at December 31, 2018.

These loans carry a higher risk than commercial real estate loans by the nature of the underlying collateral, which can be business assets such as equipment and accounts receivable. To reduce the risk, management also attempts to secure secondary collateral, such as real estate, and obtain personal guarantees of the borrowers. To further reduce risk and enhance liquidity, these loans generally carry variable rates of interest, repricing in five-year periods, and have a maturity of ten years or less.

The Company is an approved SBA lender. SBA acts as a loan guarantor and these loans are generally for commercial business purposes versus real estate. The Company follows the Small Business Administration lending guidelines regarding eligibility, underwriting etc. as stated in SBA’s most current version of SOP 50 10 SBA’s Lender and Development Company Loan Program.

The Company offers a variety of other loans secured by property other than real estate. At December 31, 2019, these other loans totaled $44,000, or 0.1%, of the total loan portfolio compared to other loans totaling $50,000, or 0.1%, of the total loan portfolio at December 31, 2018. These loans include automobile, passbook, overdraft protection and unsecured loans. Due to the relative immateriality of other loans, the Company’s risk associated with these loans is not considered significant.

The following table sets forth the allowance for loan losses allocated by loan class and the activity in the allowance for loan losses for the years ending December 31, 2019 and 2018. The allowance for loan losses allocated to each class is not necessarily indicative of future losses in any particular class and does not restrict the use of the allowance to absorb losses in other classes.

	Secured by	Secured by
	one-to-four	multi-family			Home equity
At December 31, 2019	family residences	residences	Construction	Commercial	lines of credit	Commercial	Other/
(In thousands)	real estate loans	real estate loans	real estate loans	real estate loans	real estate loans	& industrial	Unallocated	Total

Allowance for loan losses:
Beginning Balance	$866	$77	$24	$284	$103	$97	$110	$1,561
Charge-offs	(1)	—	—	(214)	—	—	—	(215)
Recoveries	—	—	—	—	—	—	—	—
Provisions (Credits)	(77)	4	(1)	440	1	7	(79)	295
Ending balance	$788	$81	$23	$510	$104	$104	$31	$1,641
Ending balance: related to loans individually evaluated for impairment	—	—	—	$154	—	$10	—	$164
Ending balance: related to loans collectively evaluated for impairment	$788	$81	$23	$356	$104	$94	$31	$1,477
Loans receivables:
Ending balance	$212,903	$10,876	$4,679	$23,081	$17,459	$7,133	$44	$276,175
Ending balance: related to loans individually evaluated for impairment	$55	—	—	$954	—	$45	—	$1,054
Ending balance: related to loans collectively evaluated for impairment	$212,848	$10,876	$4,679	$22,127	$17,459	$7,088	$44	$275,121

	Secured by	Secured by
	one-to-four	multi-family			Home equity
At December 31, 2018	family residences	residences	Construction	Commercial	lines of credit	Commercial	Other/
(In thousands)	real estate loans	real estate loans	real estate loans	real estate loans	real estate loans	& industrial	Unallocated	Total

Allowance for loan losses:
Beginning Balance	$816	$80	$54	$148	$107	$47	$9	$1,261
Charge-offs	—	—	—	—	—	—	—	—
Recoveries	—	—	—	—	—	—	—	—
Provisions (Credits)	50	(3)	(30)	136	(4)	50	101	300
Ending balance	$866	$77	$24	$284	$103	$97	$110	$1,561
Ending balance: related to loans individually evaluated for impairment	—	—	—	—	—	—	—	—
Ending balance: related to loans collectively evaluated for impairment	$866	$77	$24	$284	$103	$97	$110	$1,561
Loans receivables:
Ending balance	$221,602	$10,241	$4,898	$22,492	$16,766	$7,290	$50	$283,339
Ending balance: related to loans individually evaluated for impairment	—	—	—	—	—	—	—	—
Ending balance: related to loans individually evaluated for impairment	$221,602	$10,241	$4,898	$22,492	$16,766	$7,290	$50	$283,339

The Company’s policies, consistent with regulatory guidelines, provide for the classification of loans that are considered to be of lesser quality as substandard, doubtful, or loss assets. An asset is considered substandard if it is inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Substandard assets include those assets characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected. Assets classified as doubtful have all of the weaknesses inherent in those classified as substandard with the added characteristic that the weaknesses present make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. Assets (or portions of assets) classified as loss are those considered uncollectible and of such little value that their continuance as assets is not warranted. Assets that do not expose the Company to risk sufficient to warrant classification in one of the aforementioned categories, but which possess potential weaknesses that deserve close attention, are required to be designated as special mention.

When the Company classifies assets as pass a portion of the related general loss allowances is allocated to such assets as deemed prudent. The allowance for loan losses is the amount estimated by management as necessary to absorb credit losses incurred in the loan portfolio that are both probable and reasonably estimable at the consolidated balance sheet date. The Company’s determination as to the classification of its assets and the amount of its loss allowances are subject to review by its principal state regulator, the New York State Department of Financial Services, which can require that the Company establish additional loss allowances. The Company regularly reviews its asset portfolio to determine whether any assets require classification in accordance with applicable regulations.

The following table summarizes impaired loans information by portfolio class as of and for the years ended December 31, 2019 and 2018:

	As of December 31, 2019
					Interest
					Income
		Unpaid		Average	Recognized
	Recorded	Principal	Related	Recorded	on Cash
(In thousands)	Investment	Balance	Allowance	Investment	Basis
Without an allowance recorded:
Secured by one-to-four residences	$55	$55	$—	$55	$—
With an allowance recorded:
Commercial real estate	$954	$954	$151	$961	$33
Commercial & industrial loans	$45	$45	$10	$45	$—
Total loans	$1,054	$1,054	$161	$1,061	$33

As of December 31, 2018
Interest
Income
		Unpaid		Average	Recognized
	Recorded	Principal	Related	Recorded	on Cash
(In thousands)	Investment	Balance	Allowance	Investment	Basis
Without an allowance recorded:
Secured by one-to-four residences	$—	$—	$—	$—	$—
With an allowance recorded:
Commercial real estate	$—	$—	$—	$—	$—
Commercial & industrial loans	$—	$—	$—	$—	$—
Total loans	$—	$—	$—	$—	$—

The commercial real estate loan that was considered impaired at December 31, 2019 was sold subsequent to year-end with no additional losses incurred by the Company.

The following table presents the risk category of loans by class at December 31, 2019 and 2018:

		Special
	Pass	Mention	Substandard	Doubtful	Total
	(In Thousands)
2019
One- to four-family residential	$210,194	$183	$2,526	$—	$212,903
Multi-family residential	10,876	—	—	—	10,876
Construction	4,679	—	—	—	4,679
Commercial real estate	18,772	3,355	954	—	23,081
Home equity lines of credit	17,280	14	165	—	17,459
Commercial & industrial	7,050	10	73	—	7,133
Other loans	39	-	5	—	44
Total	$268,890	$3,562	$3,723	$—	$276,175

2018
One- to four-family residential	$218,222	$494	$2,886	$—	$221,602
Multi-family residential	10,241	—	—	—	10,241
Construction	4,898	—	—	—	4,898
Commercial real estate	21,313	931	248	—	22,492
Home equity lines of credit	16,565	—	201	—	16,766
Commercial & industrial	7,245	—	45	—	7,290
Other loans	50	—	—	—	50
Total	$278,534	$1,425	$3,380	$—	$283,339

Delinquent Loans. Loans are considered past due if the required principal and interest payments have not been received within thirty days of the payment due date. An age analysis of past due loans, segregated by portfolio segment and class of loans, as of December 31, 2019 and December 31, 2018, are detailed in the following table:

	30‑59 Days	60‑89 Days	90 Days or	Total Past		Total Loans
	Past Due	Past Due	More	Due	Current	Receivable
	(In thousands)
2019
Real estate loans:
One- to four-family residential	$82	$—	$55	$137	$212,766	$212,903
Multi-family residential	—	—	—	—	10,876	10,876
Construction	—	—	—	—	4,679	4,679
Commercial	—	—	954	954	22,127	23,081
Home equity lines of credit	—	14	—	14	17,445	17,459
Commercial & industrial	16	21	45	82	7,051	7,133
Other loans	—	—	5	5	39	44
Total	$98	$35	$1,059	$1,192	$274,983	$276,175

2018
Real estate loans:
One- to four-family residential	$227	$349	$55	$631	$220,971	$221,602
Multi-family residential	—	—	—	—	10,241	10,241
Construction	—	—	—	—	4,898	4,898
Commercial	248	—	—	248	22,244	22,492
Home equity lines of credit	147	—	—	147	16,619	16,766
Commercial & industrial	—	—	45	45	7,245	7,290
Other loans	—	—	—	—	50	50
Total	$622	$349	$100	$1,071	$282,268	$283,339

Nonaccrual loans, segregated by class of loan, were as follows:

	December 31,	December 31,
(In thousands)	2019	2018
Residential mortgage loans:
Secured by one-to-four family residences	$55	$55
	55	55
Commercial loans:
Real estate	954	—
Commercial and industrial loans	45	45
	999	45
Total nonaccrual loans	$1,054	$100

There were no loans that were past due 90 days or more and still accruing interest at December 31, 2019 and 2018. At December 31, 2019 and 2018, there were no troubled debt restructurings.

Interest on non-accrual loans that would have been earned if loans were accruing interest was immaterial for 2019 and 2018.

Management has reviewed its loan portfolio and determined that, to the best of its knowledge, no exposure exists to sub-prime or other high-risk residential mortgages. The Company is not in the practice of originating these types of loans.

Foreclosed real estate at December 31, 2019 is summarized as follows (in thousands):

Beginning balance	$—
Commercial real estate loans transferred to real estate owned	944
Direct write-downs	(214)
End of year	$730

Activity in the valuation allowance was as follows for the year ended December 31, 2019 (in thousands):

Beginning balance	$25
Provisions charged to expense	189
Direct write-downs	(214)
End of year	$—

Expenses incurred during the year ended December 31, 2019 related to foreclosed assets include (in thousands):

Operating expenses	$27

At December 31, 2019, the balance of foreclosed real estate includes $0 of foreclosed residential real estate properties recorded as a result of obtaining physical possession of the property. The recorded investment of mortgage loans secured by residential real estate properties for which formal foreclosure proceedings are in process is $55,000 at December 31, 2019 and 2018. The Company had no foreclosed real estate at December 31, 2018. Expenses related to foreclosed assets subsequent to December 31, 2019 totaled $28,000.